Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2019
Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures

(20)Fair Value Measurements and Disclosures

The Corporation uses fair value measurements to record fair value adjustments to certain assets and liabilities. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Corporation’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation techniques or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

In accordance with this guidance, the Corporation groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2019 and 2018 are as follows:

	December 31, 2019
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. asset backed securities	$11,866	—	11,866	—
U.S. government agency mortgage-backed securities	5,497	—	5,497	—
U.S. government agency collateralized mortgage obligations	35,223	—	35,223	—
State and municipal securities	6,270	—	6,270	—
Investments in mutual funds	1,009	—	1,009	—
Mortgage loans held-for-sale	33,704	—	33,704	—
Mortgage loans held-for-investment	10,546	—	10,546	—
Mortgage servicing rights	446	—	—	446
SBA loan servicing rights	337	—	—	337
Interest rate lock commitments	504	—	—	504
Customer derivatives - Interest rate swaps	382	—	382	—
Total	$105,784	—	104,497	1,287

	December 31, 2018
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. government agency mortgage-backed securities	$23,866	—	23,866	—
U.S. government agency collateralized mortgage obligations	14,664	—	14,664	—
State and municipal securities	10,919	—	10,919	—
Investments in mutual funds and other equity securities	979	—	979	—
Mortgage loans held-for-sale	37,695	—	37,695	—
Mortgage loans held-for-investment	11,422	—	11,422	—
Mortgage servicing rights	213	—	—	213
Interest rate lock commitments	310	—	—	310
Customer derivatives - Interest rate swaps	141	—	141	—
Total	$100,209	—	99,686	523

Assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2019 and 2018 are as follows:

	December 31, 2019
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Impaired loans (1)	$7,307	—	—	7,307
Other real estate owned (2)	120	—	—	120
Total	$7,427	—	—	7,427

	December 31, 2018
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Impaired loans (1)	$5,799	—	—	5,799
Other real estate owned (2)	—	—	—	—
Total	$5,799	—	—	5,799
(1)

Impaired loans are those in which the Corporation has measured impairment generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third‑party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

(2)

Real estate properties acquired through, or in lieu of, foreclosure are to be sold and are carried at fair value less estimated cost to sell. Fair value is based upon independent market prices or appraised value of the property. These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement. Appraised values may be discounted based on management’s expertise, historical knowledge, changes in market conditions from the time of valuation and/or estimated costs to sell.

Below is management’s estimate of the fair value of all financial instruments, whether carried at cost or fair value on the Corporation’s balance sheet. The following information should not be interpreted as an estimate of the fair value of the entire Corporation since a fair value calculation is only provided for a limited portion of the Corporation’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Corporation’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair value of the Corporation’s financial instruments:

(a)          Cash and Cash Equivalents

The carrying amounts reported in the balance sheet for cash and short‑term instruments approximate those assets’ fair values.

(b)          Securities

The fair value of securities available‑for‑sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

(c)          Mortgage Loans Held-for-Sale

The fair value of loans held for sale is based on secondary market prices.

(d)          Loans Receivable

The fair value of loans receivable is estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate‑risk inherent in the loans. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair value below is reflective of an exit price.

(e)          Mortgage Loans Held-for-Investment

The fair value of mortgage loans held for investment is based on the price secondary markets are currently offering for similar loans using observable market data.

(f)           Loan Servicing Rights

The Corporation estimates the fair value of mortgage servicing rights and SBA servicing rights using discounted cash flow models that calculate the present value of estimated future net servicing income. The model uses readily available prepayment speed assumptions for the interest rates of the portfolios serviced. These servicing rights are classified within Level 3 in the fair value hierarchy based upon management’s assessment of the inputs. The Corporation reviews the servicing rights portfolios on a quarterly basis for impairment.

(g)          Impaired Loans

Impaired loans are those in which the Corporation has measured impairment generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third‑party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

(h)           Restricted Investment in Bank Stock

The carrying amount of restricted investment in bank stock approximates fair value, and considers the limited marketability of such securities.

(i)          Accrued Interest Receivable and Payable

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

(j)          Deposit Liabilities

The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed‑rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

(k)           Short‑Term Borrowings

The carrying amounts of short‑term borrowings approximate their fair values.

(l)           Long‑Term Debt

Fair values of FHLB advances and the acquisition purchase note payable are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances with similar credit risk characteristics, terms and remaining maturity. These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

(m)        Subordinated Debt

Fair values of junior subordinated debt are estimated using discounted cash flow analysis, based on market rates currently offered on such debt with similar credit risk characteristics, terms and remaining maturity.

(n)         Off‑Balance Sheet Financial Instruments

Off-balance sheet instruments are primarily comprised of loan commitments, which are generally priced at market at the time of funding. Fees on commitments to extend credit and stand-by letters of credit are deemed to be immaterial and these instruments are expected to be settled at face value or expire unused. It is impractical to assign any fair value to these instruments and as a result they are not included in the table below. Fair values assigned to the notional value of interest rate lock commitments and forward sale contracts are based on market quotes.

(o)          Derivative Financial Instruments

The fair value of forward commitments and interest rate swaps is based on market pricing and therefore are considered Level 2.  Derivatives classified as Level 3 consist of interest rate lock commitments related to mortgage loan commitments. The determination of fair value includes assumptions related to the likelihood that a commitment will ultimately result in a closed loan, which is a significant unobservable assumption. A significant increase or decrease in the external market price would result in a significantly higher or lower fair value measurement.

The estimated fair values of the Corporation’s financial instruments at December 31, 2019 and 2018 are as follows:

		December 31, 2019		December 31, 2018
	Fair Value	Carrying		Carrying
(dollars in thousands)	Hierarchy Level	amount	Fair value	amount	Fair value
Financial assets:
Cash and cash equivalents	Level 1	$39,371	39,371	23,952	23,952
Securities available-for-sale	Level 2	58,856	58,856	50,428	50,428
Securities held-to-maturity	Level 2	8,780	9,003	12,741	12,655
Equity investments	Level 2	1,009	1,009	—	—
Mortgage loans held-for-sale	Level 2	33,704	33,704	37,695	37,695
Loans receivable, net	Level 3	954,164	973,057	818,631	820,512
Mortgage loans held-for-investment	Level 2	10,546	10,546	11,422	11,422
Interest rate lock commitments	Level 3	504	504	310	310
Forward commitments	Level 2	6	6	—	—
Restricted investment in bank stock	Level 3	8,072	8,072	7,002	7,002
Mortgage servicing rights	Level 3	446	446	232	213
SBA loan servicing rights	Level 3	337	337	—	—
Accrued interest receivable	Level 3	3,148	3,148	2,889	2,889
Customer derivatives - Interest rate swaps	Level 2	382	382	141	141
Financial liabilities:
Deposits	Level 2	851,168	880,400	752,130	744,300
Short-term borrowings	Level 2	123,676	123,678	114,300	114,300
Long-term debt	Level 2	3,123	3,123	6,238	6,240
Subordinated debentures	Level 2	40,962	40,962	9,239	9,396
Accrued interest payable	Level 2	1,088	1,088	305	305
Interest rate lock commitments	Level 3	157	157	40	40
Forward commitments	Level 2	119	119	176	176
Customer derivatives - Interest rate swaps	Level 2	431	431	161	161

		Notional		Notional
Off-balance sheet financial instruments:		amount	Fair value	amount	Fair value
Commitments to extend credit	Level 2	$327,788	504	290,614	310
Letters of credit	Level 2	9,750	—	5,158	—

The following table includes a rollforward of interest rate lock commitments for which the Corporation utilized Level 3 inputs to determine fair value on a recurring basis for the years ended December 31, 2019 and 2018.

	Year Ended December 31,
	2019	2018
Balance at beginning of the period	$310	344
(Decrease) increase in value	194	(34)
Balance at end of the period	$504	310

			Significant
Valuation Techniques for Level 3 interest rate lock	Fair Value		Unobservable	Range of	Weighted
commitments as of December 31, 2019	Level 3	Valuation Technique	Input	Inputs	Average
Interest rate lock commitments	$504	Market comparable pricing	Pull through	1 - 99%	91.70%

Losses of $78 thousand and gains of $40 thousand due to changes in the fair value of interest rate lock commitments which are classified as Level 3 assets and liabilities for the twelve months ended December 31, 2019 and 2018, respectively, are recorded in non-interest income as net change in the fair value of derivative instruments in the Corporation’s consolidated statements of income.